Summary Prospectus	April 30, 2015
Invesco V.I. Mid Cap Growth Fund
Series I shares
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2015 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective
The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Series I shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Series I shares
Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.32

Total Annual Fund Operating Expenses	1.07

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series I shares	$109	$340	$590	$1,306

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of companies in the Russell Midcap® Growth Index ranged from $46.8 million to $32.7 billion.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund invests primarily in securities that are considered by the Fund’s portfolio manager to have potential for earnings or revenue growth.
Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, use a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. The Adviser uses a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities.
The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, a better opportunity emerges, or the catalysts for growth are no longer present or reflected in the stock price.
1                                  Invesco V.I. Mid Cap Growth Fund
invesco.com/usVK-VIMCG-SUMPRO-1

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Life Investment Trust Mid Cap Growth Portfolio's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown for periods prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which included 12b-1 fees of 0.35% and are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series I shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.

Annual Total Returns
Best Quarter (ended June 30, 2009): 25.00%
Worst Quarter (ended December 31, 2008): -26.88%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Series I shares[1]: Inception (6/1/2010)	8.04%	13.83%	8.09%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	13.69	15.45	7.67

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	11.90	16.94	9.43

Lipper VUF Mid-Cap Growth Funds Index	7.22	15.10	8.63

1	Series I shares' performance shown prior to the inception date is that of the predecessor fund's Class II shares at net asset value and reflects the expenses applicable to the predecessor fund. The inception date of the predecessor fund's Class II shares is September 25, 2000.
Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
James Leach	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
2                                  Invesco V.I. Mid Cap Growth Fund
invesco.com/usVK-VIMCG-SUMPRO-1

Summary Prospectus	April 30, 2015
Invesco V.I. Mid Cap Growth Fund
Series II shares
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated April 30, 2015 (as each may be amended or supplemented), are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.
Investment Objective
The Fund’s investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees (fees paid directly from your investment)
Series II shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Series II shares
Management Fees	0.75%

Distribution and/or Service (12b-1) Fees	0.25

Other Expenses	0.32

Total Annual Fund Operating Expenses	1.32

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Series II shares	$134	$418	$723	$1,590

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The Fund invests primarily in equity securities. The principal type of equity security in which the Fund invests is common stock.
The Fund considers an issuer to be a mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell Midcap® Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2014, the capitalization of companies in the Russell Midcap® Growth Index ranged from $46.8 million to $32.7 billion.
The Fund may invest up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, i.e., those that are in the initial stages of their industrial cycles.
The Fund invests primarily in securities that are considered by the Fund’s portfolio manager to have potential for earnings or revenue growth.
Invesco Advisers, Inc. (Invesco or the Adviser), the Fund’s investment adviser, use a bottom-up stock selection process designed to seek returns in excess of the Russell Midcap® Growth Index as well as a disciplined portfolio construction process designed to manage risk. The Adviser uses a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The Adviser uses a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The Adviser seeks to invest in companies with attractive growth outlooks at compelling valuation levels, including both stable and catalyst-driven growth opportunities.
The Adviser considers whether to sell a particular security when a company hits the price target, a company’s fundamentals deteriorate, a better opportunity emerges, or the catalysts for growth are no longer present or reflected in the stock price.
1                                  Invesco V.I. Mid Cap Growth Fund
invesco.com/usVK-VIMCG-SUMPRO-2

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:
Developing/Emerging Markets Securities Risk. The prices of securities issued by foreign companies and governments located in developing/emerging markets countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, delays in settlement, adverse political developments, the introduction of capital controls, withholding taxes, nationalization of private assets, expropriation, social unrest, war or lack of timely information than those in developed countries.
Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
Growth Investing Risk. Growth stocks tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result they tend to be more sensitive to changes in their earnings and can be more volatile.
Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations.
Mid-Capitalization Risk. Stocks of mid-sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of mid-sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's and Van Kampen Life Investment Trust Mid Cap Growth Portfolio's (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. For more information on the benchmarks used see the “Benchmark Descriptions” section in the prospectus. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's and the predecessor fund's past performance is not necessarily an indication of its future performance.
The returns shown prior to June 1, 2010 are those of the Class II shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. The predecessor fund was reorganized into Series II shares of the Fund on June 1, 2010. Series II shares' returns will be different from the predecessor fund as they have different expenses.
All performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
Series I shares are not offered by this prospectus. The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns
Best Quarter (ended June 30, 2009): 25.00%
Worst Quarter (ended December 31, 2008): -26.88%
Average Annual Total Returns (for the periods ended December 31, 2014)
	1 Year	5 Years	10 Years
Series II shares: Inception (9/25/2000)	7.69%	13.63%	8.00%

S&P 500® Index (reflects no deductions for fees, expenses or taxes)	13.69	15.45	7.67

Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)	11.90	16.94	9.43

Lipper VUF Mid-Cap Growth Funds Index	7.22	15.10	8.63

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.
Portfolio Manager	Title	Length of Service on the Fund
James Leach	Portfolio Manager	2011

Purchase and Sale of Fund Shares
You cannot purchase or sell (redeem) shares of the Fund directly. Please contact the insurance company that issued your variable product for more information on the purchase and sale of Fund shares. For more information, see “Other Information—Purchase and Redemption of Shares” in the prospectus.
Tax Information
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains, or some combination of both. Because shares of the Fund must be purchased through variable products, such distributions will be exempt from current taxation if left to accumulate within the variable product.
Payments to Insurance Companies
If you purchase the Fund through an insurance company or other financial intermediary, the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the insurance company or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.
2                                  Invesco V.I. Mid Cap Growth Fund
invesco.com/usVK-VIMCG-SUMPRO-2